SCHEDULE OF REMAINING PERFORMANCE OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Expected to be recognized within 1 year	$ 1,316	$ 1,989
Expected to be recognized in more than 1 year		54
Total RPO	$ 1,316	$ 2,043